Revenue - Contract Costs, Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 0.9	$ 4.2
Contract liabilities	$ 0.0	$ 0.9